Schedule III Real Estate Asset and Accumulated Depreciation (Detail)	12 Months Ended
	Dec. 31, 2023 USD ($)
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 373,098,743
Initial Cost to Company, Land	428,812,794
Initial Cost to Company, Buildings and Improvements	1,417,142,017
Initial Cost to Company, Total	1,845,954,811
Cost Capitalized Subsequent to Acquisition	78,791,561
Gross Carrying Amount, Land	430,868,563
Gross Carrying Amount, Buildings and Improvements	1,493,877,809
Gross Carrying Amount, Total	1,924,746,372	[1]
Accumulated Depreciation	255,844,284
Morrisville | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	531,000	[2]
Initial Cost to Company, Buildings and Improvements	1,891,000	[2]
Initial Cost to Company, Total	2,422,000	[2]
Cost Capitalized Subsequent to Acquisition	204,262	[2]
Gross Carrying Amount, Land	531,000	[2]
Gross Carrying Amount, Buildings and Improvements	2,095,262	[2]
Gross Carrying Amount, Total	2,626,262	[1],[2]
Accumulated Depreciation	$ 737,615	[2]
Date of Construction	2004	[2]
Date Acquired	Nov. 03, 2014	[2]
Cary | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,064,000	[2]
Initial Cost to Company, Buildings and Improvements	3,301,000	[2]
Initial Cost to Company, Total	4,365,000	[2]
Cost Capitalized Subsequent to Acquisition	246,799	[2]
Gross Carrying Amount, Land	1,064,000	[2]
Gross Carrying Amount, Buildings and Improvements	3,547,799	[2]
Gross Carrying Amount, Total	4,611,799	[1],[2]
Accumulated Depreciation	$ 1,193,325	[2]
Date of Construction	1998/2005/2006	[2]
Date Acquired	Nov. 03, 2014	[2]
Raleigh | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,186,000	[2]
Initial Cost to Company, Buildings and Improvements	2,540,000	[2]
Initial Cost to Company, Total	3,726,000	[2]
Cost Capitalized Subsequent to Acquisition	406,388	[2]
Gross Carrying Amount, Land	1,186,000	[2]
Gross Carrying Amount, Buildings and Improvements	2,946,388	[2]
Gross Carrying Amount, Total	4,132,388	[1],[2]
Accumulated Depreciation	$ 1,186,621	[2]
Date of Construction	1999	[2]
Date Acquired	Nov. 03, 2014	[2]
Myrtle Beach I | South Carolina | Property One
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 8,491,387
Initial Cost to Company, Land	1,482,000
Initial Cost to Company, Buildings and Improvements	4,476,000
Initial Cost to Company, Total	5,958,000
Cost Capitalized Subsequent to Acquisition	594,921
Gross Carrying Amount, Land	1,482,000
Gross Carrying Amount, Buildings and Improvements	5,070,921
Gross Carrying Amount, Total	6,552,921	[1]
Accumulated Depreciation	$ 1,803,902
Date of Construction	1998/2005-2007
Date Acquired	Nov. 03, 2014
Myrtle Beach II | South Carolina | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 6,736,055
Initial Cost to Company, Land	1,690,000
Initial Cost to Company, Buildings and Improvements	3,654,000
Initial Cost to Company, Total	5,344,000
Cost Capitalized Subsequent to Acquisition	417,346
Gross Carrying Amount, Land	1,690,000
Gross Carrying Amount, Buildings and Improvements	4,071,346
Gross Carrying Amount, Total	5,761,346	[1]
Accumulated Depreciation	$ 1,481,757
Date of Construction	1999/2006
Date Acquired	Nov. 03, 2014
Whittier | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 4,410,797
Initial Cost to Company, Land	2,730,000
Initial Cost to Company, Buildings and Improvements	2,916,875
Initial Cost to Company, Total	5,646,875
Cost Capitalized Subsequent to Acquisition	798,587
Gross Carrying Amount, Land	2,730,000
Gross Carrying Amount, Buildings and Improvements	3,715,462
Gross Carrying Amount, Total	6,445,462	[1]
Accumulated Depreciation	$ 1,459,349
Date of Construction	1989
Date Acquired	Feb. 19, 2015
La Verne | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,035,690
Initial Cost to Company, Land	1,950,000
Initial Cost to Company, Buildings and Improvements	2,036,875
Initial Cost to Company, Total	3,986,875
Cost Capitalized Subsequent to Acquisition	347,921
Gross Carrying Amount, Land	1,950,000
Gross Carrying Amount, Buildings and Improvements	2,384,796
Gross Carrying Amount, Total	4,334,796	[1]
Accumulated Depreciation	$ 997,415
Date of Construction	1986
Date Acquired	Jan. 23, 2015
Santa Ana | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 4,980,162
Initial Cost to Company, Land	4,890,000
Initial Cost to Company, Buildings and Improvements	4,006,875
Initial Cost to Company, Total	8,896,875
Cost Capitalized Subsequent to Acquisition	773,196
Gross Carrying Amount, Land	4,890,000
Gross Carrying Amount, Buildings and Improvements	4,780,071
Gross Carrying Amount, Total	9,670,071	[1]
Accumulated Depreciation	$ 1,874,392
Date of Construction	1978
Date Acquired	Feb. 05, 2015
Upland | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,462,515
Initial Cost to Company, Land	2,950,000
Initial Cost to Company, Buildings and Improvements	3,016,875
Initial Cost to Company, Total	5,966,875
Cost Capitalized Subsequent to Acquisition	671,720
Gross Carrying Amount, Land	2,950,000
Gross Carrying Amount, Buildings and Improvements	3,688,595
Gross Carrying Amount, Total	6,638,595	[1]
Accumulated Depreciation	$ 1,481,899
Date of Construction	1979
Date Acquired	Jan. 29, 2015
La Habra | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,509,632
Initial Cost to Company, Land	2,060,000
Initial Cost to Company, Buildings and Improvements	2,356,875
Initial Cost to Company, Total	4,416,875
Cost Capitalized Subsequent to Acquisition	652,209
Gross Carrying Amount, Land	2,060,000
Gross Carrying Amount, Buildings and Improvements	3,009,084
Gross Carrying Amount, Total	5,069,084	[1]
Accumulated Depreciation	$ 1,083,270
Date of Construction	1981
Date Acquired	Feb. 05, 2015
Monterey Park | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,466,324
Initial Cost to Company, Land	2,020,000
Initial Cost to Company, Buildings and Improvements	2,216,875
Initial Cost to Company, Total	4,236,875
Cost Capitalized Subsequent to Acquisition	409,452
Gross Carrying Amount, Land	2,020,000
Gross Carrying Amount, Buildings and Improvements	2,626,327
Gross Carrying Amount, Total	4,646,327	[1]
Accumulated Depreciation	$ 915,642
Date of Construction	1987
Date Acquired	Feb. 05, 2015
Huntington Beach | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 6,687,464
Initial Cost to Company, Land	5,460,000
Initial Cost to Company, Buildings and Improvements	4,856,875
Initial Cost to Company, Total	10,316,875
Cost Capitalized Subsequent to Acquisition	584,318
Gross Carrying Amount, Land	5,460,000
Gross Carrying Amount, Buildings and Improvements	5,441,193
Gross Carrying Amount, Total	10,901,193	[1]
Accumulated Depreciation	$ 2,022,602
Date of Construction	1986
Date Acquired	Feb. 05, 2015
Chico | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 1,114,775
Initial Cost to Company, Land	400,000
Initial Cost to Company, Buildings and Improvements	1,336,875
Initial Cost to Company, Total	1,736,875
Cost Capitalized Subsequent to Acquisition	381,448
Gross Carrying Amount, Land	400,000
Gross Carrying Amount, Buildings and Improvements	1,718,323
Gross Carrying Amount, Total	2,118,323	[1]
Accumulated Depreciation	$ 681,919
Date of Construction	1984
Date Acquired	Jan. 23, 2015
Lancaster | California | Property One
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 1,612,673
Initial Cost to Company, Land	200,000
Initial Cost to Company, Buildings and Improvements	1,516,875
Initial Cost to Company, Total	1,716,875
Cost Capitalized Subsequent to Acquisition	544,234
Gross Carrying Amount, Land	200,000
Gross Carrying Amount, Buildings and Improvements	2,061,109
Gross Carrying Amount, Total	2,261,109	[1]
Accumulated Depreciation	$ 892,759
Date of Construction	1980
Date Acquired	Jan. 29, 2015
Lancaster | California | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,253,110
Initial Cost to Company, Land	670,392
Initial Cost to Company, Buildings and Improvements	3,711,424
Initial Cost to Company, Total	4,381,816
Cost Capitalized Subsequent to Acquisition	407,827
Gross Carrying Amount, Land	670,392
Gross Carrying Amount, Buildings and Improvements	4,119,251
Gross Carrying Amount, Total	4,789,643	[1]
Accumulated Depreciation	$ 1,297,463
Date of Construction	1991
Date Acquired	Jan. 11, 2016
Riverside | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,229,155
Initial Cost to Company, Land	370,000
Initial Cost to Company, Buildings and Improvements	2,326,875
Initial Cost to Company, Total	2,696,875
Cost Capitalized Subsequent to Acquisition	748,493
Gross Carrying Amount, Land	370,000
Gross Carrying Amount, Buildings and Improvements	3,075,368
Gross Carrying Amount, Total	3,445,368	[1]
Accumulated Depreciation	$ 1,176,983
Date of Construction	1985
Date Acquired	Jan. 23, 2015
Fairfield | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,632,422
Initial Cost to Company, Land	730,000
Initial Cost to Company, Buildings and Improvements	2,946,875
Initial Cost to Company, Total	3,676,875
Cost Capitalized Subsequent to Acquisition	341,851
Gross Carrying Amount, Land	730,000
Gross Carrying Amount, Buildings and Improvements	3,288,726
Gross Carrying Amount, Total	4,018,726	[1]
Accumulated Depreciation	$ 1,184,547
Date of Construction	1984
Date Acquired	Jan. 23, 2015
Lompoc | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,703,494
Initial Cost to Company, Land	1,000,000
Initial Cost to Company, Buildings and Improvements	2,746,875
Initial Cost to Company, Total	3,746,875
Cost Capitalized Subsequent to Acquisition	390,081
Gross Carrying Amount, Land	1,000,000
Gross Carrying Amount, Buildings and Improvements	3,136,956
Gross Carrying Amount, Total	4,136,956	[1]
Accumulated Depreciation	$ 1,098,707
Date of Construction	1982
Date Acquired	Feb. 05, 2015
Santa Rosa
Real Estate And Accumulated Depreciation [Line Items]
Date of Construction	1979-1981
Santa Rosa | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 7,019,659
Initial Cost to Company, Land	3,150,000
Initial Cost to Company, Buildings and Improvements	6,716,875
Initial Cost to Company, Total	9,866,875
Cost Capitalized Subsequent to Acquisition	856,964
Gross Carrying Amount, Land	3,150,000
Gross Carrying Amount, Buildings and Improvements	7,573,839
Gross Carrying Amount, Total	10,723,839	[1]
Accumulated Depreciation	$ 2,751,264
Date of Construction	1979-1981
Date Acquired	Jan. 29, 2015
Vallejo | California
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 990,000	[2]
Initial Cost to Company, Buildings and Improvements	3,946,875	[2]
Initial Cost to Company, Total	4,936,875	[2]
Cost Capitalized Subsequent to Acquisition	541,542	[2]
Gross Carrying Amount, Land	990,000	[2]
Gross Carrying Amount, Buildings and Improvements	4,488,417	[2]
Gross Carrying Amount, Total	5,478,417	[1],[2]
Accumulated Depreciation	$ 1,573,334	[2]
Date of Construction	1981	[2]
Date Acquired	Jan. 29, 2015	[2]
Federal Heights | Colorado
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,276,668
Initial Cost to Company, Land	1,100,000
Initial Cost to Company, Buildings and Improvements	3,346,875
Initial Cost to Company, Total	4,446,875
Cost Capitalized Subsequent to Acquisition	418,963
Gross Carrying Amount, Land	1,100,000
Gross Carrying Amount, Buildings and Improvements	3,765,838
Gross Carrying Amount, Total	4,865,838	[1]
Accumulated Depreciation	$ 1,595,901
Date of Construction	1983
Date Acquired	Jan. 29, 2015
Aurora | Colorado
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 4,600,849
Initial Cost to Company, Land	810,000
Initial Cost to Company, Buildings and Improvements	5,906,875
Initial Cost to Company, Total	6,716,875
Cost Capitalized Subsequent to Acquisition	951,997
Gross Carrying Amount, Land	810,000
Gross Carrying Amount, Buildings and Improvements	6,858,872
Gross Carrying Amount, Total	7,668,872	[1]
Accumulated Depreciation	$ 2,526,863
Date of Construction	1984
Date Acquired	Feb. 05, 2015
Littleton | Colorado
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,087,011
Initial Cost to Company, Land	1,680,000
Initial Cost to Company, Buildings and Improvements	2,456,875
Initial Cost to Company, Total	4,136,875
Cost Capitalized Subsequent to Acquisition	388,618
Gross Carrying Amount, Land	1,680,000
Gross Carrying Amount, Buildings and Improvements	2,845,493
Gross Carrying Amount, Total	4,525,493	[1]
Accumulated Depreciation	$ 1,103,970
Date of Construction	1985
Date Acquired	Jan. 23, 2015
Bloomingdale | Illinois
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,276,668
Initial Cost to Company, Land	810,000
Initial Cost to Company, Buildings and Improvements	3,856,874
Initial Cost to Company, Total	4,666,874
Cost Capitalized Subsequent to Acquisition	530,883
Gross Carrying Amount, Land	810,000
Gross Carrying Amount, Buildings and Improvements	4,387,757
Gross Carrying Amount, Total	5,197,757	[1]
Accumulated Depreciation	$ 1,572,874
Date of Construction	1987
Date Acquired	Feb. 19, 2015
Crestwood | Illinois
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 1,565,160
Initial Cost to Company, Land	250,000
Initial Cost to Company, Buildings and Improvements	2,096,875
Initial Cost to Company, Total	2,346,875
Cost Capitalized Subsequent to Acquisition	438,121
Gross Carrying Amount, Land	250,000
Gross Carrying Amount, Buildings and Improvements	2,534,996
Gross Carrying Amount, Total	2,784,996	[1]
Accumulated Depreciation	$ 991,115
Date of Construction	1987
Date Acquired	Jan. 23, 2015
Forestville | Maryland
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,319,976
Initial Cost to Company, Land	1,940,000
Initial Cost to Company, Buildings and Improvements	4,346,875
Initial Cost to Company, Total	6,286,875
Cost Capitalized Subsequent to Acquisition	1,167,003
Gross Carrying Amount, Land	1,940,000
Gross Carrying Amount, Buildings and Improvements	5,513,878
Gross Carrying Amount, Total	7,453,878	[1]
Accumulated Depreciation	$ 2,374,972
Date of Construction	1988
Date Acquired	Jan. 23, 2015
Warren | Michigan | Property One
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 1,873,401
Initial Cost to Company, Land	230,000
Initial Cost to Company, Buildings and Improvements	2,966,875
Initial Cost to Company, Total	3,196,875
Cost Capitalized Subsequent to Acquisition	627,470
Gross Carrying Amount, Land	230,000
Gross Carrying Amount, Buildings and Improvements	3,594,345
Gross Carrying Amount, Total	3,824,345	[1]
Accumulated Depreciation	$ 1,357,803
Date of Construction	1996
Date Acquired	May 08, 2015
Warren | Michigan | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,158,084
Initial Cost to Company, Land	240,000
Initial Cost to Company, Buildings and Improvements	3,066,875
Initial Cost to Company, Total	3,306,875
Cost Capitalized Subsequent to Acquisition	748,969
Gross Carrying Amount, Land	240,000
Gross Carrying Amount, Buildings and Improvements	3,815,844
Gross Carrying Amount, Total	4,055,844	[1]
Accumulated Depreciation	$ 1,458,534
Date of Construction	1987
Date Acquired	May 08, 2015
Sterling Heights | Michigan
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,205,597
Initial Cost to Company, Land	250,000
Initial Cost to Company, Buildings and Improvements	3,286,875
Initial Cost to Company, Total	3,536,875
Cost Capitalized Subsequent to Acquisition	938,423
Gross Carrying Amount, Land	250,000
Gross Carrying Amount, Buildings and Improvements	4,225,298
Gross Carrying Amount, Total	4,475,298	[1]
Accumulated Depreciation	$ 1,518,388
Date of Construction	1977
Date Acquired	May 21, 2015
Troy | Michigan
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,272,859
Initial Cost to Company, Land	240,000
Initial Cost to Company, Buildings and Improvements	4,176,875
Initial Cost to Company, Total	4,416,875
Cost Capitalized Subsequent to Acquisition	483,088
Gross Carrying Amount, Land	240,000
Gross Carrying Amount, Buildings and Improvements	4,659,963
Gross Carrying Amount, Total	4,899,963	[1]
Accumulated Depreciation	$ 1,667,907
Date of Construction	1988
Date Acquired	May 08, 2015
Troy | Ohio
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 150,666	[2]
Initial Cost to Company, Buildings and Improvements	2,596,010	[2]
Initial Cost to Company, Total	2,746,676	[2]
Cost Capitalized Subsequent to Acquisition	206,114	[2]
Gross Carrying Amount, Land	150,666	[2]
Gross Carrying Amount, Buildings and Improvements	2,802,124	[2]
Gross Carrying Amount, Total	2,952,790	[1],[2]
Accumulated Depreciation	$ 1,003,595	[2]
Date of Construction	2003	[2]
Date Acquired	Apr. 20, 2016	[2]
Beverly | New Jersey
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 1,327,991
Initial Cost to Company, Land	400,000
Initial Cost to Company, Buildings and Improvements	1,696,875
Initial Cost to Company, Total	2,096,875
Cost Capitalized Subsequent to Acquisition	397,455
Gross Carrying Amount, Land	400,000
Gross Carrying Amount, Buildings and Improvements	2,094,330
Gross Carrying Amount, Total	2,494,330	[1]
Accumulated Depreciation	$ 732,300
Date of Construction	1988
Date Acquired	May 28, 2015
Everett | Washington
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 2,608,468
Initial Cost to Company, Land	2,010,000
Initial Cost to Company, Buildings and Improvements	2,956,875
Initial Cost to Company, Total	4,966,875
Cost Capitalized Subsequent to Acquisition	845,670
Gross Carrying Amount, Land	2,010,000
Gross Carrying Amount, Buildings and Improvements	3,802,545
Gross Carrying Amount, Total	5,812,545	[1]
Accumulated Depreciation	$ 1,358,108
Date of Construction	1986
Date Acquired	Feb. 05, 2015
Foley | Alabama
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,960,413
Initial Cost to Company, Land	1,839,000
Initial Cost to Company, Buildings and Improvements	5,717,000
Initial Cost to Company, Total	7,556,000
Cost Capitalized Subsequent to Acquisition	997,763
Gross Carrying Amount, Land	1,839,000
Gross Carrying Amount, Buildings and Improvements	6,714,763
Gross Carrying Amount, Total	8,553,763	[1]
Accumulated Depreciation	$ 2,356,794
Date of Construction	1985/1996/2006
Date Acquired	Sep. 11, 2015
Tampa | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 1,565,160
Initial Cost to Company, Land	718,244
Initial Cost to Company, Buildings and Improvements	2,257,471
Initial Cost to Company, Total	2,975,715
Cost Capitalized Subsequent to Acquisition	651,284
Gross Carrying Amount, Land	718,244
Gross Carrying Amount, Buildings and Improvements	2,908,755
Gross Carrying Amount, Total	3,626,999	[1]
Accumulated Depreciation	$ 995,634
Date of Construction	1985
Date Acquired	Nov. 03, 2015
Boynton Beach | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 7,825,798
Initial Cost to Company, Land	1,983,491
Initial Cost to Company, Buildings and Improvements	15,232,817
Initial Cost to Company, Total	17,216,308
Cost Capitalized Subsequent to Acquisition	606,131
Gross Carrying Amount, Land	1,983,491
Gross Carrying Amount, Buildings and Improvements	15,838,948
Gross Carrying Amount, Total	17,822,439	[1]
Accumulated Depreciation	$ 3,888,762
Date of Construction	2004
Date Acquired	Jan. 07, 2016
Milton | Ontario
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 8,493,418	[3]
Initial Cost to Company, Land	1,452,870	[3]
Initial Cost to Company, Buildings and Improvements	7,929,810	[3]
Initial Cost to Company, Total	9,382,680	[3]
Cost Capitalized Subsequent to Acquisition	879,821	[3],[4]
Gross Carrying Amount, Land	1,523,120	[3]
Gross Carrying Amount, Buildings and Improvements	8,739,381	[3]
Gross Carrying Amount, Total	10,262,501	[1],[3]
Accumulated Depreciation	$ 2,190,939	[3]
Date of Construction	2006	[3]
Date Acquired	Feb. 11, 2016	[3]
Burlington | Ontario | Property One
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 10,643,927	[3]
Initial Cost to Company, Land	3,293,267	[3]
Initial Cost to Company, Buildings and Improvements	10,278,861	[3]
Initial Cost to Company, Total	13,572,128	[3]
Cost Capitalized Subsequent to Acquisition	1,367,312	[3],[4]
Gross Carrying Amount, Land	3,452,505	[3]
Gross Carrying Amount, Buildings and Improvements	11,486,935	[3]
Gross Carrying Amount, Total	14,939,440	[1],[3]
Accumulated Depreciation	$ 2,850,818	[3]
Date of Construction	2011	[3]
Date Acquired	Feb. 11, 2016	[3]
Burlington | Ontario | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,944,035	[2],[3]
Initial Cost to Company, Buildings and Improvements	5,125,839	[2],[3]
Initial Cost to Company, Total	8,069,874	[2],[3]
Cost Capitalized Subsequent to Acquisition	428,292	[2],[3],[4]
Gross Carrying Amount, Land	3,001,535	[2],[3]
Gross Carrying Amount, Buildings and Improvements	5,496,631	[2],[3]
Gross Carrying Amount, Total	8,498,166	[1],[2],[3]
Accumulated Depreciation	$ 1,439,217	[2],[3]
Date of Construction	2008	[2],[3]
Date Acquired	Feb. 29, 2016	[2],[3]
Oakville | Ontario | Property One
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 12,841,958	[3]
Initial Cost to Company, Land	2,655,215	[3]
Initial Cost to Company, Buildings and Improvements	13,072,458	[3]
Initial Cost to Company, Total	15,727,673	[3]
Cost Capitalized Subsequent to Acquisition	5,409,226	[3],[4]
Gross Carrying Amount, Land	2,783,601	[3]
Gross Carrying Amount, Buildings and Improvements	18,353,298	[3]
Gross Carrying Amount, Total	21,136,899	[1],[3]
Accumulated Depreciation	$ 4,071,978	[3]
Date of Construction	2016	[3]
Date Acquired	Feb. 11, 2016	[3]
Oakville | Ontario | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,983,307	[2],[3]
Initial Cost to Company, Buildings and Improvements	9,346,283	[2],[3]
Initial Cost to Company, Total	12,329,590	[2],[3]
Cost Capitalized Subsequent to Acquisition	595,954	[2],[3],[4]
Gross Carrying Amount, Land	3,041,574	[2],[3]
Gross Carrying Amount, Buildings and Improvements	9,883,970	[2],[3]
Gross Carrying Amount, Total	12,925,544	[1],[2],[3]
Accumulated Depreciation	$ 2,587,886	[2],[3]
Date of Construction	2004	[2],[3]
Date Acquired	Feb. 29, 2016	[2],[3]
Xenia | Ohio
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 275,493	[2]
Initial Cost to Company, Buildings and Improvements	2,664,693	[2]
Initial Cost to Company, Total	2,940,186	[2]
Cost Capitalized Subsequent to Acquisition	184,631	[2]
Gross Carrying Amount, Land	275,493	[2]
Gross Carrying Amount, Buildings and Improvements	2,849,324	[2]
Gross Carrying Amount, Total	3,124,817	[1],[2]
Accumulated Depreciation	$ 898,678	[2]
Date of Construction	2003	[2]
Date Acquired	Apr. 20, 2016	[2]
Sidney | Ohio
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 255,246	[2]
Initial Cost to Company, Buildings and Improvements	1,806,349	[2]
Initial Cost to Company, Total	2,061,595	[2]
Cost Capitalized Subsequent to Acquisition	242,591	[2]
Gross Carrying Amount, Land	255,246	[2]
Gross Carrying Amount, Buildings and Improvements	2,048,940	[2]
Gross Carrying Amount, Total	2,304,186	[1],[2]
Accumulated Depreciation	$ 938,106	[2]
Date of Construction	2003	[2]
Date Acquired	Apr. 20, 2016	[2]
Greenville | Ohio
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 82,598	[2]
Initial Cost to Company, Buildings and Improvements	1,909,466	[2]
Initial Cost to Company, Total	1,992,064	[2]
Cost Capitalized Subsequent to Acquisition	214,748	[2]
Gross Carrying Amount, Land	82,598	[2]
Gross Carrying Amount, Buildings and Improvements	2,124,214	[2]
Gross Carrying Amount, Total	2,206,812	[1],[2]
Accumulated Depreciation	$ 672,123	[2]
Date of Construction	2003	[2]
Date Acquired	Apr. 20, 2016	[2]
Washington Court House | Ohio
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 255,456	[2]
Initial Cost to Company, Buildings and Improvements	1,882,203	[2]
Initial Cost to Company, Total	2,137,659	[2]
Cost Capitalized Subsequent to Acquisition	202,110	[2]
Gross Carrying Amount, Land	255,456	[2]
Gross Carrying Amount, Buildings and Improvements	2,084,313	[2]
Gross Carrying Amount, Total	2,339,769	[1],[2]
Accumulated Depreciation	$ 673,119	[2]
Date of Construction	2003	[2]
Date Acquired	Apr. 20, 2016	[2]
Richmond | Indiana
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 223,159	[2]
Initial Cost to Company, Buildings and Improvements	2,944,379	[2]
Initial Cost to Company, Total	3,167,538	[2]
Cost Capitalized Subsequent to Acquisition	229,866	[2]
Gross Carrying Amount, Land	223,159	[2]
Gross Carrying Amount, Buildings and Improvements	3,174,245	[2]
Gross Carrying Amount, Total	3,397,404	[1],[2]
Accumulated Depreciation	$ 1,054,832	[2]
Date of Construction	2003	[2]
Date Acquired	Apr. 20, 2016	[2]
Connersville | Indiana
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 155,533	[2]
Initial Cost to Company, Buildings and Improvements	1,652,290	[2]
Initial Cost to Company, Total	1,807,823	[2]
Cost Capitalized Subsequent to Acquisition	157,593	[2]
Gross Carrying Amount, Land	155,533	[2]
Gross Carrying Amount, Buildings and Improvements	1,809,883	[2]
Gross Carrying Amount, Total	1,965,416	[1],[2]
Accumulated Depreciation	$ 594,365	[2]
Date of Construction	2003	[2]
Date Acquired	Apr. 20, 2016	[2]
Port St. Lucie | Florida | Property One
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,589,781	[2]
Initial Cost to Company, Buildings and Improvements	6,339,578	[2]
Initial Cost to Company, Total	8,929,359	[2]
Cost Capitalized Subsequent to Acquisition	317,750	[2]
Gross Carrying Amount, Land	2,589,781	[2]
Gross Carrying Amount, Buildings and Improvements	6,657,328	[2]
Gross Carrying Amount, Total	9,247,109	[1],[2]
Accumulated Depreciation	$ 1,838,345	[2]
Date of Construction	1999	[2]
Date Acquired	Apr. 29, 2016	[2]
Port St. Lucie | Florida | Property Two
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 6,897,272
Initial Cost to Company, Land	5,130,621
Initial Cost to Company, Buildings and Improvements	8,410,474
Initial Cost to Company, Total	13,541,095
Cost Capitalized Subsequent to Acquisition	460,939
Gross Carrying Amount, Land	5,130,621
Gross Carrying Amount, Buildings and Improvements	8,871,413
Gross Carrying Amount, Total	14,002,034	[1]
Accumulated Depreciation	$ 2,526,569
Date of Construction	2002
Date Acquired	Jun. 01, 2016
Sacramento
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,205,209	[2]
Initial Cost to Company, Buildings and Improvements	6,616,767	[2]
Initial Cost to Company, Total	7,821,976	[2]
Cost Capitalized Subsequent to Acquisition	364,488	[2]
Gross Carrying Amount, Land	991,287	[2]
Gross Carrying Amount, Buildings and Improvements	7,195,177	[2]
Gross Carrying Amount, Total	8,186,464	[1],[2]
Accumulated Depreciation	$ 1,803,889	[2]
Sacramento | California
Real Estate And Accumulated Depreciation [Line Items]
Date of Construction	2006	[2]
Date Acquired	May 09, 2016	[2]
Oakland
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 5,711,189	[2]
Initial Cost to Company, Buildings and Improvements	6,902,446	[2]
Initial Cost to Company, Total	12,613,635	[2]
Cost Capitalized Subsequent to Acquisition	385,699	[2]
Gross Carrying Amount, Land	5,711,189	[2]
Gross Carrying Amount, Buildings and Improvements	7,288,145	[2]
Gross Carrying Amount, Total	12,999,334	[1],[2]
Accumulated Depreciation	$ 1,846,755	[2]
Oakland | California
Real Estate And Accumulated Depreciation [Line Items]
Date of Construction	1979	[2]
Date Acquired	May 18, 2016	[2]
Concord
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 19,090,003	[2]
Initial Cost to Company, Buildings and Improvements	17,202,868	[2]
Initial Cost to Company, Total	36,292,871	[2]
Cost Capitalized Subsequent to Acquisition	1,216,315	[2]
Gross Carrying Amount, Land	19,090,003	[2]
Gross Carrying Amount, Buildings and Improvements	18,419,183	[2]
Gross Carrying Amount, Total	37,509,186	[1],[2]
Accumulated Depreciation	$ 4,733,552	[2]
Concord | California
Real Estate And Accumulated Depreciation [Line Items]
Date of Construction	1988/1998	[2]
Date Acquired	May 18, 2016	[2]
Pompano Beach | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 8,342,710
Initial Cost to Company, Land	3,947,715
Initial Cost to Company, Buildings and Improvements	16,656,002
Initial Cost to Company, Total	20,603,717
Cost Capitalized Subsequent to Acquisition	381,234
Gross Carrying Amount, Land	3,947,715
Gross Carrying Amount, Buildings and Improvements	17,037,236
Gross Carrying Amount, Total	20,984,951	[1]
Accumulated Depreciation	$ 3,909,595
Date of Construction	1979
Date Acquired	Jun. 01, 2016
Lake Worth | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 10,075,901
Initial Cost to Company, Land	12,108,208
Initial Cost to Company, Buildings and Improvements	10,804,173
Initial Cost to Company, Total	22,912,381
Cost Capitalized Subsequent to Acquisition	(304,434)
Gross Carrying Amount, Land	12,108,208
Gross Carrying Amount, Buildings and Improvements	10,499,739
Gross Carrying Amount, Total	22,607,947	[1]
Accumulated Depreciation	$ 3,451,312
Date of Construction	1998/2003
Date Acquired	Jun. 01, 2016
Jupiter | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 11,290,419
Initial Cost to Company, Land	16,029,881
Initial Cost to Company, Buildings and Improvements	10,556,833
Initial Cost to Company, Total	26,586,714
Cost Capitalized Subsequent to Acquisition	421,436
Gross Carrying Amount, Land	16,029,881
Gross Carrying Amount, Buildings and Improvements	10,978,269
Gross Carrying Amount, Total	27,008,150	[1]
Accumulated Depreciation	$ 2,928,339
Date of Construction	1992/2012
Date Acquired	Jun. 01, 2016
Royal Palm Beach | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 9,472,082
Initial Cost to Company, Land	11,425,394
Initial Cost to Company, Buildings and Improvements	13,275,322
Initial Cost to Company, Total	24,700,716
Cost Capitalized Subsequent to Acquisition	397,447
Gross Carrying Amount, Land	11,425,394
Gross Carrying Amount, Buildings and Improvements	13,672,769
Gross Carrying Amount, Total	25,098,163	[1]
Accumulated Depreciation	$ 4,067,177
Date of Construction	2001/2003
Date Acquired	Jun. 01, 2016
Wellington | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 10,233,511	[2]
Initial Cost to Company, Buildings and Improvements	11,662,801	[2]
Initial Cost to Company, Total	21,896,312	[2]
Cost Capitalized Subsequent to Acquisition	369,080	[2]
Gross Carrying Amount, Land	10,233,511	[2]
Gross Carrying Amount, Buildings and Improvements	12,031,881	[2]
Gross Carrying Amount, Total	22,265,392	[1],[2]
Accumulated Depreciation	$ 2,972,352	[2]
Date of Construction	2005	[2]
Date Acquired	Jun. 01, 2016	[2]
Doral | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 11,335,658	[2]
Initial Cost to Company, Buildings and Improvements	11,485,045	[2]
Initial Cost to Company, Total	22,820,703	[2]
Cost Capitalized Subsequent to Acquisition	456,278	[2]
Gross Carrying Amount, Land	11,335,658	[2]
Gross Carrying Amount, Buildings and Improvements	11,941,323	[2]
Gross Carrying Amount, Total	23,276,981	[1],[2]
Accumulated Depreciation	$ 3,018,459	[2]
Date of Construction	1998	[2]
Date Acquired	Jun. 01, 2016	[2]
Plantation | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 15,267,178
Initial Cost to Company, Land	12,989,079
Initial Cost to Company, Buildings and Improvements	19,224,919
Initial Cost to Company, Total	32,213,998
Cost Capitalized Subsequent to Acquisition	863,346
Gross Carrying Amount, Land	12,989,079
Gross Carrying Amount, Buildings and Improvements	20,088,265
Gross Carrying Amount, Total	33,077,344	[1]
Accumulated Depreciation	$ 4,962,866
Date of Construction	2002/2012
Date Acquired	Jun. 01, 2016
Naples | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 11,789,085	[2]
Initial Cost to Company, Buildings and Improvements	12,771,305	[2]
Initial Cost to Company, Total	24,560,390	[2]
Cost Capitalized Subsequent to Acquisition	403,545	[2]
Gross Carrying Amount, Land	11,789,085	[2]
Gross Carrying Amount, Buildings and Improvements	13,174,850	[2]
Gross Carrying Amount, Total	24,963,935	[1],[2]
Accumulated Depreciation	$ 3,219,678	[2]
Date of Construction	2002	[2]
Date Acquired	Jun. 01, 2016	[2]
Delray | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 11,569,885
Initial Cost to Company, Land	17,096,692
Initial Cost to Company, Buildings and Improvements	12,983,627
Initial Cost to Company, Total	30,080,319
Cost Capitalized Subsequent to Acquisition	393,248
Gross Carrying Amount, Land	17,096,692
Gross Carrying Amount, Buildings and Improvements	13,376,875
Gross Carrying Amount, Total	30,473,567	[1]
Accumulated Depreciation	$ 3,391,554
Date of Construction	2003
Date Acquired	Jun. 01, 2016
Baltimore | Maryland
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 3,897,872	[2]
Initial Cost to Company, Buildings and Improvements	22,427,843	[2]
Initial Cost to Company, Total	26,325,715	[2]
Cost Capitalized Subsequent to Acquisition	766,965	[2]
Gross Carrying Amount, Land	3,897,872	[2]
Gross Carrying Amount, Buildings and Improvements	23,194,808	[2]
Gross Carrying Amount, Total	27,092,680	[1],[2]
Accumulated Depreciation	$ 5,999,593	[2]
Date of Construction	1990/2014	[2]
Date Acquired	Jun. 01, 2016	[2]
Sonoma | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 6,795,065
Initial Cost to Company, Land	3,468,153
Initial Cost to Company, Buildings and Improvements	3,679,939
Initial Cost to Company, Total	7,148,092
Cost Capitalized Subsequent to Acquisition	226,397
Gross Carrying Amount, Land	3,468,153
Gross Carrying Amount, Buildings and Improvements	3,906,336
Gross Carrying Amount, Total	7,374,489	[1]
Accumulated Depreciation	$ 1,076,857
Date of Construction	1984
Date Acquired	Jun. 14, 2016
Las Vegas I | Nevada
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 11,158,848
Initial Cost to Company, Land	2,391,220
Initial Cost to Company, Buildings and Improvements	11,117,892
Initial Cost to Company, Total	13,509,112
Cost Capitalized Subsequent to Acquisition	327,197
Gross Carrying Amount, Land	2,391,220
Gross Carrying Amount, Buildings and Improvements	11,445,089
Gross Carrying Amount, Total	13,836,309	[1]
Accumulated Depreciation	$ 2,651,647
Date of Construction	2002
Date Acquired	Jul. 28, 2016
Las Vegas II | Nevada
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 11,207,605
Initial Cost to Company, Land	3,840,088
Initial Cost to Company, Buildings and Improvements	9,916,937
Initial Cost to Company, Total	13,757,025
Cost Capitalized Subsequent to Acquisition	367,608
Gross Carrying Amount, Land	3,840,088
Gross Carrying Amount, Buildings and Improvements	10,284,545
Gross Carrying Amount, Total	14,124,633	[1]
Accumulated Depreciation	$ 2,577,231
Date of Construction	2000
Date Acquired	Sep. 23, 2016
Las Vegas III | Nevada
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 8,474,386
Initial Cost to Company, Land	2,565,579
Initial Cost to Company, Buildings and Improvements	6,338,944
Initial Cost to Company, Total	8,904,523
Cost Capitalized Subsequent to Acquisition	462,220
Gross Carrying Amount, Land	2,565,579
Gross Carrying Amount, Buildings and Improvements	6,801,164
Gross Carrying Amount, Total	9,366,743	[1]
Accumulated Depreciation	$ 1,762,564
Date of Construction	1989
Date Acquired	Sep. 27, 2016
Asheville I | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 3,619,676	[2]
Initial Cost to Company, Buildings and Improvements	11,173,603	[2]
Initial Cost to Company, Total	14,793,279	[2]
Cost Capitalized Subsequent to Acquisition	534,290	[2]
Gross Carrying Amount, Land	3,619,676	[2]
Gross Carrying Amount, Buildings and Improvements	11,707,893	[2]
Gross Carrying Amount, Total	15,327,569	[1],[2]
Accumulated Depreciation	$ 3,017,521	[2]
Date of Construction	1988/2005/2015	[2]
Date Acquired	Dec. 30, 2016	[2]
Asheville II | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,764,969	[2]
Initial Cost to Company, Buildings and Improvements	3,107,311	[2]
Initial Cost to Company, Total	4,872,280	[2]
Cost Capitalized Subsequent to Acquisition	280,642	[2]
Gross Carrying Amount, Land	1,764,969	[2]
Gross Carrying Amount, Buildings and Improvements	3,387,953	[2]
Gross Carrying Amount, Total	5,152,922	[1],[2]
Accumulated Depreciation	$ 925,111	[2]
Date of Construction	1984	[2]
Date Acquired	Dec. 30, 2016	[2]
Hendersonville I | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,081,547	[2]
Initial Cost to Company, Buildings and Improvements	3,441,204	[2]
Initial Cost to Company, Total	4,522,751	[2]
Cost Capitalized Subsequent to Acquisition	275,422	[2]
Gross Carrying Amount, Land	1,081,547	[2]
Gross Carrying Amount, Buildings and Improvements	3,716,626	[2]
Gross Carrying Amount, Total	4,798,173	[1],[2]
Accumulated Depreciation	$ 958,428	[2]
Date of Construction	1982	[2]
Date Acquired	Dec. 30, 2016	[2]
Asheville III | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 5,096,833	[2]
Initial Cost to Company, Buildings and Improvements	4,620,013	[2]
Initial Cost to Company, Total	9,716,846	[2]
Cost Capitalized Subsequent to Acquisition	298,426	[2]
Gross Carrying Amount, Land	5,096,833	[2]
Gross Carrying Amount, Buildings and Improvements	4,918,439	[2]
Gross Carrying Amount, Total	10,015,272	[1],[2]
Accumulated Depreciation	$ 1,404,918	[2]
Date of Construction	1991/2002	[2]
Date Acquired	Dec. 30, 2016	[2]
Arden | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,790,118	[2]
Initial Cost to Company, Buildings and Improvements	10,265,741	[2]
Initial Cost to Company, Total	12,055,859	[2]
Cost Capitalized Subsequent to Acquisition	559,549	[2]
Gross Carrying Amount, Land	1,790,118	[2]
Gross Carrying Amount, Buildings and Improvements	10,825,290	[2]
Gross Carrying Amount, Total	12,615,408	[1],[2]
Accumulated Depreciation	$ 2,498,962	[2]
Date of Construction	1973	[2]
Date Acquired	Dec. 30, 2016	[2]
Asheville IV | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 4,558,139	[2]
Initial Cost to Company, Buildings and Improvements	4,455,118	[2]
Initial Cost to Company, Total	9,013,257	[2]
Cost Capitalized Subsequent to Acquisition	308,653	[2]
Gross Carrying Amount, Land	4,558,139	[2]
Gross Carrying Amount, Buildings and Improvements	4,763,771	[2]
Gross Carrying Amount, Total	9,321,910	[1],[2]
Accumulated Depreciation	$ 1,376,190	[2]
Date of Construction	1985/1986/2005	[2]
Date Acquired	Dec. 30, 2016	[2]
Asheville V | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,414,680	[2]
Initial Cost to Company, Buildings and Improvements	7,826,417	[2]
Initial Cost to Company, Total	10,241,097	[2]
Cost Capitalized Subsequent to Acquisition	436,177	[2]
Gross Carrying Amount, Land	2,414,680	[2]
Gross Carrying Amount, Buildings and Improvements	8,262,594	[2]
Gross Carrying Amount, Total	10,677,274	[1],[2]
Accumulated Depreciation	$ 2,122,396	[2]
Date of Construction	1978/2009/2014	[2]
Date Acquired	Dec. 30, 2016	[2]
Asheville VI | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,306,240	[2]
Initial Cost to Company, Buildings and Improvements	5,121,332	[2]
Initial Cost to Company, Total	6,427,572	[2]
Cost Capitalized Subsequent to Acquisition	288,489	[2]
Gross Carrying Amount, Land	1,306,240	[2]
Gross Carrying Amount, Buildings and Improvements	5,409,821	[2]
Gross Carrying Amount, Total	6,716,061	[1],[2]
Accumulated Depreciation	$ 1,305,740	[2]
Date of Construction	2004	[2]
Date Acquired	Dec. 30, 2016	[2]
Asheville VIII | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,764,965	[2]
Initial Cost to Company, Buildings and Improvements	6,162,855	[2]
Initial Cost to Company, Total	7,927,820	[2]
Cost Capitalized Subsequent to Acquisition	361,209	[2]
Gross Carrying Amount, Land	1,764,965	[2]
Gross Carrying Amount, Buildings and Improvements	6,524,064	[2]
Gross Carrying Amount, Total	8,289,029	[1],[2]
Accumulated Depreciation	$ 1,717,579	[2]
Date of Construction	1968/2002	[2]
Date Acquired	Dec. 30, 2016	[2]
Hendersonville II | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,597,584	[2]
Initial Cost to Company, Buildings and Improvements	5,037,350	[2]
Initial Cost to Company, Total	7,634,934	[2]
Cost Capitalized Subsequent to Acquisition	357,417	[2]
Gross Carrying Amount, Land	2,597,584	[2]
Gross Carrying Amount, Buildings and Improvements	5,394,767	[2]
Gross Carrying Amount, Total	7,992,351	[1],[2]
Accumulated Depreciation	$ 1,635,125	[2]
Date of Construction	1989/2003	[2]
Date Acquired	Dec. 30, 2016	[2]
Asheville VII | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 782,457	[2]
Initial Cost to Company, Buildings and Improvements	2,139,791	[2]
Initial Cost to Company, Total	2,922,248	[2]
Cost Capitalized Subsequent to Acquisition	98,749	[2]
Gross Carrying Amount, Land	782,457	[2]
Gross Carrying Amount, Buildings and Improvements	2,238,540	[2]
Gross Carrying Amount, Total	3,020,997	[1],[2]
Accumulated Depreciation	$ 618,789	[2]
Date of Construction	1999	[2]
Date Acquired	Dec. 30, 2016	[2]
Sweeten Creek Land | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 348,480
Initial Cost to Company, Total	348,480
Gross Carrying Amount, Land	348,480
Gross Carrying Amount, Total	$ 348,480	[1],[2]
Date Acquired	Dec. 30, 2016
Highland Center Land | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 50,000
Initial Cost to Company, Total	50,000
Gross Carrying Amount, Land	50,000
Gross Carrying Amount, Total	$ 50,000	[1],[2]
Date Acquired	Dec. 30, 2016
Aurora II | Colorado
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,584,664	[2]
Initial Cost to Company, Buildings and Improvements	8,196,091	[2]
Initial Cost to Company, Total	9,780,755	[2]
Cost Capitalized Subsequent to Acquisition	161,797	[2]
Gross Carrying Amount, Land	1,584,664	[2]
Gross Carrying Amount, Buildings and Improvements	8,357,888	[2]
Gross Carrying Amount, Total	9,942,552	[1],[2]
Accumulated Depreciation	$ 2,294,021	[2]
Date of Construction	2012	[2]
Date Acquired	Jan. 11, 2017	[2]
Dufferin
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 6,258,511	[2]
Initial Cost to Company, Buildings and Improvements	16,287,332	[2]
Initial Cost to Company, Total	22,545,843	[2]
Cost Capitalized Subsequent to Acquisition	2,236,451	[2]
Gross Carrying Amount, Land	6,688,797	[2]
Gross Carrying Amount, Buildings and Improvements	18,093,497	[2]
Gross Carrying Amount, Total	24,782,294	[1],[2]
Accumulated Depreciation	$ 4,071,360	[2]
Dufferin | Ontario
Real Estate And Accumulated Depreciation [Line Items]
Date of Construction	2015	[2],[3]
Date Acquired	Feb. 01, 2017	[2],[3]
Mavis | Ontario
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 14,237,413	[3]
Initial Cost to Company, Land	4,657,233	[3]
Initial Cost to Company, Buildings and Improvements	14,493,508	[3]
Initial Cost to Company, Total	19,150,741	[3]
Cost Capitalized Subsequent to Acquisition	1,726,591	[3],[4]
Gross Carrying Amount, Land	4,977,427	[3]
Gross Carrying Amount, Buildings and Improvements	15,899,905	[3]
Gross Carrying Amount, Total	20,877,332	[1]
Accumulated Depreciation	$ 3,510,756	[3]
Date of Construction	2013	[3]
Date Acquired	Feb. 01, 2017	[3]
Brewster | Ontario
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 10,484,016	[3]
Initial Cost to Company, Land	4,136,329	[3]
Initial Cost to Company, Buildings and Improvements	9,527,410	[3]
Initial Cost to Company, Total	13,663,739	[3]
Cost Capitalized Subsequent to Acquisition	1,162,816	[3],[4]
Gross Carrying Amount, Land	4,420,711	[3]
Gross Carrying Amount, Buildings and Improvements	10,405,844	[3]
Gross Carrying Amount, Total	14,826,555	[1]
Accumulated Depreciation	$ 2,365,007	[3]
Date of Construction	2013	[3]
Date Acquired	Feb. 01, 2017	[3]
Granite | Ontario
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 9,603,748	[3]
Initial Cost to Company, Land	3,126,446	[3]
Initial Cost to Company, Buildings and Improvements	8,701,429	[3]
Initial Cost to Company, Total	11,827,875	[3]
Cost Capitalized Subsequent to Acquisition	1,016,132	[3],[4]
Gross Carrying Amount, Land	3,341,396	[3]
Gross Carrying Amount, Buildings and Improvements	9,502,611	[3]
Gross Carrying Amount, Total	12,844,007	[1]
Accumulated Depreciation	$ 2,046,831	[3]
Date of Construction	1998/2016	[3]
Date Acquired	Feb. 01, 2017	[3]
Centennial | Ontario
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 8,172,086	[3]
Initial Cost to Company, Land	1,714,644	[3]
Initial Cost to Company, Buildings and Improvements	11,428,538	[3]
Initial Cost to Company, Total	13,143,182	[3]
Cost Capitalized Subsequent to Acquisition	997,911	[3],[4]
Gross Carrying Amount, Land	1,832,529	[3]
Gross Carrying Amount, Buildings and Improvements	12,308,564	[3]
Gross Carrying Amount, Total	14,141,093	[1]
Accumulated Depreciation	$ 2,588,000	[3]
Date of Construction	2016/2017	[3]
Date Acquired	Feb. 01, 2017	[3]
Ft Pierce | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 8,764,926
Initial Cost to Company, Land	1,152,931
Initial Cost to Company, Buildings and Improvements	12,398,306
Initial Cost to Company, Total	13,551,237
Cost Capitalized Subsequent to Acquisition	523,244
Gross Carrying Amount, Land	1,152,931
Gross Carrying Amount, Buildings and Improvements	12,921,550
Gross Carrying Amount, Total	14,074,481	[1]
Accumulated Depreciation	$ 1,985,036
Date of Construction	2008
Date Acquired	Jan. 24, 2019
Russell Blvd, Las Vegas II | Nevada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 3,433,634	[2]
Initial Cost to Company, Buildings and Improvements	15,449,497	[2]
Initial Cost to Company, Total	18,883,131	[2]
Cost Capitalized Subsequent to Acquisition	821,275	[2]
Gross Carrying Amount, Land	3,510,075	[2]
Gross Carrying Amount, Buildings and Improvements	16,194,331	[2]
Gross Carrying Amount, Total	19,704,406	[1],[2]
Accumulated Depreciation	$ 3,110,405	[2]
Date of Construction	1996	[2]
Date Acquired	Jan. 24, 2019	[2]
Jones Blvd, Las Vegas I | Nevada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,975,283	[2]
Initial Cost to Company, Buildings and Improvements	12,565,410	[2]
Initial Cost to Company, Total	14,540,693	[2]
Cost Capitalized Subsequent to Acquisition	192,404	[2]
Gross Carrying Amount, Land	1,975,283	[2]
Gross Carrying Amount, Buildings and Improvements	12,757,814	[2]
Gross Carrying Amount, Total	14,733,097	[1],[2]
Accumulated Depreciation	$ 1,975,267	[2]
Date of Construction	1999	[2]
Date Acquired	Jan. 24, 2019	[2]
Airport Rd, Colorado Springs | Colorado
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 870,373	[2]
Initial Cost to Company, Buildings and Improvements	7,877,813	[2]
Initial Cost to Company, Total	8,748,186	[2]
Cost Capitalized Subsequent to Acquisition	365,598	[2]
Gross Carrying Amount, Land	870,373	[2]
Gross Carrying Amount, Buildings and Improvements	8,243,411	[2]
Gross Carrying Amount, Total	9,113,784	[1],[2]
Accumulated Depreciation	$ 1,376,544	[2]
Date of Construction	1983	[2]
Date Acquired	Jan. 24, 2019	[2]
Riverside | California
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,259,685	[2]
Initial Cost to Company, Buildings and Improvements	6,995,794	[2]
Initial Cost to Company, Total	8,255,479	[2]
Cost Capitalized Subsequent to Acquisition	469,540	[2]
Gross Carrying Amount, Land	1,259,685	[2]
Gross Carrying Amount, Buildings and Improvements	7,465,334	[2]
Gross Carrying Amount, Total	8,725,019	[1],[2]
Accumulated Depreciation	$ 1,309,361	[2]
Date of Construction	1980	[2]
Date Acquired	Jan. 24, 2019	[2]
Stockton | California
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 783,938	[2]
Initial Cost to Company, Buildings and Improvements	7,706,492	[2]
Initial Cost to Company, Total	8,490,430	[2]
Cost Capitalized Subsequent to Acquisition	223,340	[2]
Gross Carrying Amount, Land	783,938	[2]
Gross Carrying Amount, Buildings and Improvements	7,929,832	[2]
Gross Carrying Amount, Total	8,713,770	[1],[2]
Accumulated Depreciation	$ 1,350,085	[2]
Date of Construction	1984	[2]
Date Acquired	Jan. 24, 2019	[2]
Azusa | California
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 4,384,861	[2]
Initial Cost to Company, Buildings and Improvements	9,153,677	[2]
Initial Cost to Company, Total	13,538,538	[2]
Cost Capitalized Subsequent to Acquisition	246,750	[2]
Gross Carrying Amount, Land	4,384,861	[2]
Gross Carrying Amount, Buildings and Improvements	9,400,427	[2]
Gross Carrying Amount, Total	13,785,288	[1],[2]
Accumulated Depreciation	$ 1,517,193	[2]
Date of Construction	1986	[2]
Date Acquired	Jan. 24, 2019	[2]
Romeoville | Illinois
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 964,701	[2]
Initial Cost to Company, Buildings and Improvements	5,755,146	[2]
Initial Cost to Company, Total	6,719,847	[2]
Cost Capitalized Subsequent to Acquisition	377,480	[2]
Gross Carrying Amount, Land	964,701	[2]
Gross Carrying Amount, Buildings and Improvements	6,132,626	[2]
Gross Carrying Amount, Total	7,097,327	[1],[2]
Accumulated Depreciation	$ 1,114,367	[2]
Date of Construction	1986	[2]
Date Acquired	Jan. 24, 2019	[2]
Elgin | Illinois
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,162,197	[2]
Initial Cost to Company, Buildings and Improvements	2,895,052	[2]
Initial Cost to Company, Total	4,057,249	[2]
Cost Capitalized Subsequent to Acquisition	192,690	[2]
Gross Carrying Amount, Land	1,162,197	[2]
Gross Carrying Amount, Buildings and Improvements	3,087,742	[2]
Gross Carrying Amount, Total	4,249,939	[1],[2]
Accumulated Depreciation	$ 705,872	[2]
Date of Construction	1986	[2]
Date Acquired	Jan. 24, 2019	[2]
San Antonio I | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,602,740	[2]
Initial Cost to Company, Buildings and Improvements	9,196,093	[2]
Initial Cost to Company, Total	10,798,833	[2]
Cost Capitalized Subsequent to Acquisition	218,000	[2]
Gross Carrying Amount, Land	1,602,740	[2]
Gross Carrying Amount, Buildings and Improvements	9,414,093	[2]
Gross Carrying Amount, Total	11,016,833	[1],[2]
Accumulated Depreciation	$ 1,544,570	[2]
Date of Construction	1998	[2]
Date Acquired	Jan. 24, 2019	[2]
Kingwood | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,016,291	[2]
Initial Cost to Company, Buildings and Improvements	9,358,519	[2]
Initial Cost to Company, Total	10,374,810	[2]
Cost Capitalized Subsequent to Acquisition	243,943	[2]
Gross Carrying Amount, Land	1,016,291	[2]
Gross Carrying Amount, Buildings and Improvements	9,602,462	[2]
Gross Carrying Amount, Total	10,618,753	[1],[2]
Accumulated Depreciation	$ 1,644,091	[2]
Date of Construction	2001	[2]
Date Acquired	Jan. 24, 2019	[2]
Aurora III | Colorado
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,678,141	[2]
Initial Cost to Company, Buildings and Improvements	5,958,219	[2]
Initial Cost to Company, Total	7,636,360	[2]
Cost Capitalized Subsequent to Acquisition	138,151	[2]
Gross Carrying Amount, Land	1,678,141	[2]
Gross Carrying Amount, Buildings and Improvements	6,096,370	[2]
Gross Carrying Amount, Total	7,774,511	[1],[2]
Accumulated Depreciation	$ 1,316,073	[2]
Date of Construction	2015	[2]
Date Acquired	Jan. 24, 2019	[2]
Stoney Creek I | Ontario
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,363,127	[2],[3]
Initial Cost to Company, Buildings and Improvements	8,154,202	[2],[3]
Initial Cost to Company, Total	10,517,329	[2],[3]
Cost Capitalized Subsequent to Acquisition	194,152	[2],[3],[4]
Gross Carrying Amount, Land	2,379,849	[2],[3]
Gross Carrying Amount, Buildings and Improvements	8,331,632	[2],[3]
Gross Carrying Amount, Total	10,711,481	[1],[2],[3]
Accumulated Depreciation	$ 1,399,339	[2],[3]
Date Acquired	Jan. 24, 2019	[2],[3]
Torbarrie | Ontario
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 8,496,435	[3]
Initial Cost to Company, Land	2,714,051	[3]
Initial Cost to Company, Buildings and Improvements	5,262,813	[3]
Initial Cost to Company, Total	7,976,864	[3]
Cost Capitalized Subsequent to Acquisition	8,308,116	[3],[4]
Gross Carrying Amount, Land	2,733,256	[3]
Gross Carrying Amount, Buildings and Improvements	13,551,724	[3]
Gross Carrying Amount, Total	16,284,980	[1],[3]
Accumulated Depreciation	$ 1,954,222	[3]
Date of Construction	1980	[3]
Date Acquired	Jan. 24, 2019	[3]
Baseline | Arizona
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,307,289	[2]
Initial Cost to Company, Buildings and Improvements	11,385,380	[2]
Initial Cost to Company, Total	12,692,669	[2]
Cost Capitalized Subsequent to Acquisition	230,483	[2]
Gross Carrying Amount, Land	1,307,289	[2]
Gross Carrying Amount, Buildings and Improvements	11,615,863	[2]
Gross Carrying Amount, Total	12,923,152	[1],[2]
Accumulated Depreciation	$ 1,962,138	[2]
Date of Construction	2016	[2]
Date Acquired	Jan. 24, 2019	[2]
3173 Sweeten Creek Rd, Asheville | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,036,164	[2]
Initial Cost to Company, Buildings and Improvements	8,764,558	[2]
Initial Cost to Company, Total	9,800,722	[2]
Cost Capitalized Subsequent to Acquisition	1,234,645	[2]
Gross Carrying Amount, Land	1,036,164	[2]
Gross Carrying Amount, Buildings and Improvements	9,999,203	[2]
Gross Carrying Amount, Total	11,035,367	[1],[2]
Accumulated Depreciation	$ 1,543,948	[2]
Date of Construction	1982	[2]
Date Acquired	Jan. 24, 2019	[2]
Elk Grove | Illinois
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,384,166	[2]
Initial Cost to Company, Buildings and Improvements	6,000,071	[2]
Initial Cost to Company, Total	8,384,237	[2]
Cost Capitalized Subsequent to Acquisition	1,195,950	[2]
Gross Carrying Amount, Land	2,384,166	[2]
Gross Carrying Amount, Buildings and Improvements	7,196,021	[2]
Gross Carrying Amount, Total	9,580,187	[1],[2]
Accumulated Depreciation	$ 1,120,919	[2]
Date of Construction	2016	[2]
Date Acquired	Jan. 24, 2019	[2]
Garden Grove | California
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 8,076,202	[2]
Initial Cost to Company, Buildings and Improvements	13,152,494	[2]
Initial Cost to Company, Total	21,228,696	[2]
Cost Capitalized Subsequent to Acquisition	309,129	[2]
Gross Carrying Amount, Land	8,076,202	[2]
Gross Carrying Amount, Buildings and Improvements	13,461,623	[2]
Gross Carrying Amount, Total	21,537,825	[1],[2]
Accumulated Depreciation	$ 2,207,622	[2]
Date of Construction	2017	[2]
Date Acquired	Jan. 24, 2019	[2]
Deaverview Rd, Asheville | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,449,001	[2]
Initial Cost to Company, Buildings and Improvements	4,412,039	[2]
Initial Cost to Company, Total	5,861,040	[2]
Cost Capitalized Subsequent to Acquisition	319,805	[2]
Gross Carrying Amount, Land	1,449,001	[2]
Gross Carrying Amount, Buildings and Improvements	4,731,844	[2]
Gross Carrying Amount, Total	6,180,845	[1],[2]
Accumulated Depreciation	$ 886,708	[2]
Date of Construction	1992	[2]
Date Acquired	Jan. 24, 2019	[2]
Highland Center Blvd, Asheville | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,763,875	[2]
Initial Cost to Company, Buildings and Improvements	4,823,116	[2]
Initial Cost to Company, Total	6,586,991	[2]
Cost Capitalized Subsequent to Acquisition	313,330	[2]
Gross Carrying Amount, Land	1,763,875	[2]
Gross Carrying Amount, Buildings and Improvements	5,136,446	[2]
Gross Carrying Amount, Total	6,900,321	[1],[2]
Accumulated Depreciation	$ 924,648	[2]
Date of Construction	1994	[2]
Date Acquired	Jan. 24, 2019	[2]
Sarasota | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,084,165	[2]
Initial Cost to Company, Buildings and Improvements	7,359,913	[2]
Initial Cost to Company, Total	8,444,078	[2]
Cost Capitalized Subsequent to Acquisition	335,912	[2]
Gross Carrying Amount, Land	1,084,165	[2]
Gross Carrying Amount, Buildings and Improvements	7,695,825	[2]
Gross Carrying Amount, Total	8,779,990	[1],[2]
Accumulated Depreciation	$ 1,186,020	[2]
Date of Construction	2017	[2]
Date Acquired	Jan. 24, 2019	[2]
Mount Pleasant | South Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,054,553	[2]
Initial Cost to Company, Buildings and Improvements	5,678,794	[2]
Initial Cost to Company, Total	6,733,347	[2]
Cost Capitalized Subsequent to Acquisition	142,561	[2]
Gross Carrying Amount, Land	1,054,553	[2]
Gross Carrying Amount, Buildings and Improvements	5,821,355	[2]
Gross Carrying Amount, Total	6,875,908	[1],[2]
Accumulated Depreciation	$ 913,120	[2]
Date of Construction	2016	[2]
Date Acquired	Jan. 24, 2019	[2]
Nantucket
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 20,207,278
Nantucket | Massachusetts
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	5,854,837
Initial Cost to Company, Buildings and Improvements	33,210,517
Initial Cost to Company, Total	39,065,354
Cost Capitalized Subsequent to Acquisition	237,500
Gross Carrying Amount, Land	5,854,837
Gross Carrying Amount, Buildings and Improvements	33,448,017
Gross Carrying Amount, Total	39,302,854	[1]
Accumulated Depreciation	$ 5,031,330
Date of Construction	2002
Date Acquired	Jan. 24, 2019
Pembroke Pines | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 3,146,970	[2]
Initial Cost to Company, Buildings and Improvements	14,296,167	[2]
Initial Cost to Company, Total	17,443,137	[2]
Cost Capitalized Subsequent to Acquisition	134,235	[2]
Gross Carrying Amount, Land	3,146,970	[2]
Gross Carrying Amount, Buildings and Improvements	14,430,402	[2]
Gross Carrying Amount, Total	17,577,372	[1],[2]
Accumulated Depreciation	$ 2,301,962	[2]
Date of Construction	2018	[2]
Date Acquired	Jan. 24, 2019	[2]
Riverview | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,593,082	[2]
Initial Cost to Company, Buildings and Improvements	7,102,271	[2]
Initial Cost to Company, Total	8,695,353	[2]
Cost Capitalized Subsequent to Acquisition	3,364,687	[2]
Gross Carrying Amount, Land	2,405,974	[2]
Gross Carrying Amount, Buildings and Improvements	9,654,066	[2]
Gross Carrying Amount, Total	12,060,040	[1],[2]
Accumulated Depreciation	$ 1,454,178	[2]
Date of Construction	2018	[2]
Date Acquired	Jan. 24, 2019	[2]
Eastlake | California
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,120,104	[2]
Initial Cost to Company, Buildings and Improvements	15,417,746	[2]
Initial Cost to Company, Total	17,537,850	[2]
Cost Capitalized Subsequent to Acquisition	174,364	[2]
Gross Carrying Amount, Land	2,120,104	[2]
Gross Carrying Amount, Buildings and Improvements	15,592,110	[2]
Gross Carrying Amount, Total	17,712,214	[1],[2]
Accumulated Depreciation	$ 2,292,218	[2]
Date of Construction	2018	[2]
Date Acquired	Jan. 24, 2019	[2]
McKinney | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,177,186	[2]
Initial Cost to Company, Buildings and Improvements	9,320,876	[2]
Initial Cost to Company, Total	11,498,062	[2]
Cost Capitalized Subsequent to Acquisition	267,854	[2]
Gross Carrying Amount, Land	2,101,521	[2]
Gross Carrying Amount, Buildings and Improvements	9,664,395	[2]
Gross Carrying Amount, Total	11,765,916	[1],[2]
Accumulated Depreciation	$ 1,509,276	[2]
Date of Construction	2016	[2]
Date Acquired	Jan. 24, 2019	[2]
Hualapai Way, Las Vegas | Nevada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 742,839	[2]
Initial Cost to Company, Buildings and Improvements	9,018,717	[2]
Initial Cost to Company, Total	9,761,556	[2]
Cost Capitalized Subsequent to Acquisition	107,430	[2]
Gross Carrying Amount, Land	742,839	[2]
Gross Carrying Amount, Buildings and Improvements	9,126,147	[2]
Gross Carrying Amount, Total	9,868,986	[1],[2]
Accumulated Depreciation	$ 1,428,655	[2]
Date of Construction	2018	[2]
Date Acquired	Jan. 24, 2019	[2]
Gilbert | Arizona
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,379,687	[2]
Initial Cost to Company, Buildings and Improvements	9,021,255	[2]
Initial Cost to Company, Total	10,400,942	[2]
Cost Capitalized Subsequent to Acquisition	382,006	[2]
Gross Carrying Amount, Land	1,037,750	[2]
Gross Carrying Amount, Buildings and Improvements	9,745,198	[2]
Gross Carrying Amount, Total	10,782,948	[1],[2]
Accumulated Depreciation	$ 1,430,440	[2]
Date of Construction	2019	[2]
Date Acquired	Jul. 11, 2019	[2]
Industrial, Jensen Beach | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 4,009,000
Initial Cost to Company, Land	893,648
Initial Cost to Company, Buildings and Improvements	6,969,348
Initial Cost to Company, Total	7,862,996
Cost Capitalized Subsequent to Acquisition	42,310
Gross Carrying Amount, Land	893,648
Gross Carrying Amount, Buildings and Improvements	7,011,658
Gross Carrying Amount, Total	7,905,306	[1]
Accumulated Depreciation	$ 649,898
Date of Construction	1979
Date Acquired	Mar. 17, 2021
Emmett F Lowry Expy | Texas
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 5,112,000
Initial Cost to Company, Land	940,119
Initial Cost to Company, Buildings and Improvements	8,643,066
Initial Cost to Company, Total	9,583,185
Cost Capitalized Subsequent to Acquisition	235,006
Gross Carrying Amount, Land	940,119
Gross Carrying Amount, Buildings and Improvements	8,878,072
Gross Carrying Amount, Total	9,818,191	[1]
Accumulated Depreciation	$ 805,789
Date of Construction	2010
Date Acquired	Mar. 17, 2021
Van Buren Blvd, Riverside II | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 3,510,000
Initial Cost to Company, Land	2,308,151
Initial Cost to Company, Buildings and Improvements	7,393,117
Initial Cost to Company, Total	9,701,268
Cost Capitalized Subsequent to Acquisition	225,661
Gross Carrying Amount, Land	2,308,151
Gross Carrying Amount, Buildings and Improvements	7,618,778
Gross Carrying Amount, Total	9,926,929	[1]
Accumulated Depreciation	$ 665,377
Date of Construction	1984
Date Acquired	Mar. 17, 2021
Las Vegas Blvd, Las Vegas | Nevada
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 5,413,000
Initial Cost to Company, Land	922,569
Initial Cost to Company, Buildings and Improvements	11,035,721
Initial Cost to Company, Total	11,958,290
Cost Capitalized Subsequent to Acquisition	71,220
Gross Carrying Amount, Land	922,569
Gross Carrying Amount, Buildings and Improvements	11,106,941
Gross Carrying Amount, Total	12,029,510	[1]
Accumulated Depreciation	$ 928,001
Date of Construction	1996
Date Acquired	Mar. 17, 2021
Goodlette Rd, Naples | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,467,683	[2]
Initial Cost to Company, Buildings and Improvements	18,647,151	[2]
Initial Cost to Company, Total	21,114,834	[2]
Cost Capitalized Subsequent to Acquisition	213,931	[2]
Gross Carrying Amount, Land	2,467,683	[2]
Gross Carrying Amount, Buildings and Improvements	18,861,082	[2]
Gross Carrying Amount, Total	21,328,765	[1],[2]
Accumulated Depreciation	$ 1,613,887	[2]
Date of Construction	2001	[2]
Date Acquired	Mar. 17, 2021	[2]
Centennial Pkwy, LV II | Nevada
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 7,118,000
Initial Cost to Company, Land	1,397,045
Initial Cost to Company, Buildings and Improvements	15,193,510
Initial Cost to Company, Total	16,590,555
Cost Capitalized Subsequent to Acquisition	63,025
Gross Carrying Amount, Land	1,397,045
Gross Carrying Amount, Buildings and Improvements	15,256,535
Gross Carrying Amount, Total	16,653,580	[1]
Accumulated Depreciation	$ 1,319,115
Date of Construction	2006
Date Acquired	Mar. 17, 2021
Texas Ave, College Station | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 3,530,460	[2]
Initial Cost to Company, Buildings and Improvements	5,583,528	[2]
Initial Cost to Company, Total	9,113,988	[2]
Cost Capitalized Subsequent to Acquisition	174,560	[2]
Gross Carrying Amount, Land	3,530,460	[2]
Gross Carrying Amount, Buildings and Improvements	5,758,088	[2]
Gross Carrying Amount, Total	9,288,548	[1],[2]
Accumulated Depreciation	$ 576,640	[2]
Date of Construction	2004	[2]
Date Acquired	Mar. 17, 2021	[2]
Meridian Ave, Puyallup | Washington
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 6,616,000
Initial Cost to Company, Land	5,747,712
Initial Cost to Company, Buildings and Improvements	9,884,313
Initial Cost to Company, Total	15,632,025
Cost Capitalized Subsequent to Acquisition	243,691
Gross Carrying Amount, Land	5,747,712
Gross Carrying Amount, Buildings and Improvements	10,128,004
Gross Carrying Amount, Total	15,875,716	[1]
Accumulated Depreciation	$ 1,025,366
Date of Construction	1990
Date Acquired	Mar. 17, 2021
Westheimer Pkwy, Katy | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,212,751	[2]
Initial Cost to Company, Buildings and Improvements	6,423,972	[2]
Initial Cost to Company, Total	7,636,723	[2]
Cost Capitalized Subsequent to Acquisition	39,686	[2]
Gross Carrying Amount, Land	1,212,751	[2]
Gross Carrying Amount, Buildings and Improvements	6,463,658	[2]
Gross Carrying Amount, Total	7,676,409	[1],[2]
Accumulated Depreciation	$ 568,424	[2]
Date of Construction	2003	[2]
Date Acquired	Mar. 17, 2021	[2]
FM 1488, The Woodlands II | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,945,532	[2]
Initial Cost to Company, Buildings and Improvements	8,905,822	[2]
Initial Cost to Company, Total	10,851,354	[2]
Cost Capitalized Subsequent to Acquisition	113,482	[2]
Gross Carrying Amount, Land	1,945,532	[2]
Gross Carrying Amount, Buildings and Improvements	9,019,304	[2]
Gross Carrying Amount, Total	10,964,836	[1],[2]
Accumulated Depreciation	$ 830,818	[2]
Date of Construction	2007	[2]
Date Acquired	Mar. 17, 2021	[2]
Hwy 290, Cypress | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,832,498	[2]
Initial Cost to Company, Buildings and Improvements	5,259,689	[2]
Initial Cost to Company, Total	8,092,187	[2]
Cost Capitalized Subsequent to Acquisition	116,333	[2]
Gross Carrying Amount, Land	2,832,498	[2]
Gross Carrying Amount, Buildings and Improvements	5,376,022	[2]
Gross Carrying Amount, Total	8,208,520	[1],[2]
Accumulated Depreciation	$ 533,702	[2]
Date of Construction	2002	[2]
Date Acquired	Mar. 17, 2021	[2]
Lake Houston Pkwy, Humble | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,475,909	[2]
Initial Cost to Company, Buildings and Improvements	6,539,367	[2]
Initial Cost to Company, Total	9,015,276	[2]
Cost Capitalized Subsequent to Acquisition	111,163	[2]
Gross Carrying Amount, Land	2,475,909	[2]
Gross Carrying Amount, Buildings and Improvements	6,650,530	[2]
Gross Carrying Amount, Total	9,126,439	[1],[2]
Accumulated Depreciation	$ 706,694	[2]
Date of Construction	2004	[2]
Date Acquired	Mar. 17, 2021	[2]
Gosling Rd, The Woodlands | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,248,558	[2]
Initial Cost to Company, Buildings and Improvements	7,314,476	[2]
Initial Cost to Company, Total	8,563,034	[2]
Cost Capitalized Subsequent to Acquisition	107,869	[2]
Gross Carrying Amount, Land	1,248,558	[2]
Gross Carrying Amount, Buildings and Improvements	7,422,345	[2]
Gross Carrying Amount, Total	8,670,903	[1],[2]
Accumulated Depreciation	$ 679,492	[2]
Date of Construction	2002	[2]
Date Acquired	Mar. 17, 2021	[2]
Queenston Blvd, Houston | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 778,007	[2]
Initial Cost to Company, Buildings and Improvements	5,241,798	[2]
Initial Cost to Company, Total	6,019,805	[2]
Cost Capitalized Subsequent to Acquisition	331,331	[2]
Gross Carrying Amount, Land	778,007	[2]
Gross Carrying Amount, Buildings and Improvements	5,573,129	[2]
Gross Carrying Amount, Total	6,351,136	[1],[2]
Accumulated Depreciation	$ 519,167	[2]
Date of Construction	2007	[2]
Date Acquired	Mar. 17, 2021	[2]
Jim Johnson Rd, Plant City | Florida
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 8,722,000
Initial Cost to Company, Land	1,176,605
Initial Cost to Company, Buildings and Improvements	20,045,758
Initial Cost to Company, Total	21,222,363
Cost Capitalized Subsequent to Acquisition	64,731
Gross Carrying Amount, Land	1,176,605
Gross Carrying Amount, Buildings and Improvements	20,110,489
Gross Carrying Amount, Total	21,287,094	[1]
Accumulated Depreciation	$ 2,104,743
Date of Construction	2004
Date Acquired	Mar. 17, 2021
Frelinghuysen Ave, Newark | New Jersey
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 10,700,968	[2]
Initial Cost to Company, Buildings and Improvements	24,754,531	[2]
Initial Cost to Company, Total	35,455,499	[2]
Cost Capitalized Subsequent to Acquisition	1,987,651	[2]
Gross Carrying Amount, Land	10,700,968	[2]
Gross Carrying Amount, Buildings and Improvements	26,742,182	[2]
Gross Carrying Amount, Total	37,443,150	[1],[2]
Accumulated Depreciation	$ 2,454,691	[2]
Date of Construction	1931	[2]
Date Acquired	Mar. 17, 2021	[2]
Redmond Fall City Rd, Redmond
Real Estate And Accumulated Depreciation [Line Items]
Gross Carrying Amount, Total	$ 11,047,198	[1],[2]
Redmond Fall City Rd, Redmond | Washington
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	3,874,807	[2]
Initial Cost to Company, Buildings and Improvements	7,061,417	[2]
Initial Cost to Company, Total	10,936,224	[2]
Cost Capitalized Subsequent to Acquisition	110,974	[2]
Gross Carrying Amount, Land	3,874,807	[2]
Gross Carrying Amount, Buildings and Improvements	7,172,391	[2]
Accumulated Depreciation	$ 704,459	[2]
Date of Construction	1997	[2]
Date Acquired	Mar. 17, 2021	[2]
Greenway Rd, Surprise | Arizona
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,340,075	[2]
Initial Cost to Company, Buildings and Improvements	7,587,601	[2]
Initial Cost to Company, Total	8,927,676	[2]
Cost Capitalized Subsequent to Acquisition	87,373	[2]
Gross Carrying Amount, Land	1,340,075	[2]
Gross Carrying Amount, Buildings and Improvements	7,674,974	[2]
Gross Carrying Amount, Total	9,015,049	[1],[2]
Accumulated Depreciation	$ 697,254	[2]
Date of Construction	2019	[2]
Date Acquired	Mar. 17, 2021	[2]
Marshall Farms Rd, Ocoee | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,253,081	[2]
Initial Cost to Company, Buildings and Improvements	10,931,368	[2]
Initial Cost to Company, Total	12,184,449	[2]
Cost Capitalized Subsequent to Acquisition	19,021	[2]
Gross Carrying Amount, Land	1,253,081	[2]
Gross Carrying Amount, Buildings and Improvements	10,950,389	[2]
Gross Carrying Amount, Total	12,203,470	[1],[2]
Accumulated Depreciation	$ 927,525	[2]
Date of Construction	2019	[2]
Date Acquired	Mar. 17, 2021	[2]
Ardrey Kell Rd, Charlotte | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,316,193	[2]
Initial Cost to Company, Buildings and Improvements	15,140,130	[2]
Initial Cost to Company, Total	16,456,323	[2]
Gross Carrying Amount, Land	1,316,193	[2]
Gross Carrying Amount, Buildings and Improvements	15,140,130	[2]
Gross Carrying Amount, Total	16,456,323	[1],[2]
Accumulated Depreciation	$ 1,278,753	[2]
Date of Construction	2018	[2]
Date Acquired	Mar. 17, 2021	[2]
University City, Charlotte II | North Carolina
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,134,981	[2]
Initial Cost to Company, Buildings and Improvements	11,301,614	[2]
Initial Cost to Company, Total	12,436,595	[2]
Cost Capitalized Subsequent to Acquisition	18,130	[2]
Gross Carrying Amount, Land	1,134,981	[2]
Gross Carrying Amount, Buildings and Improvements	11,319,744	[2]
Gross Carrying Amount, Total	12,454,725	[1],[2]
Accumulated Depreciation	$ 978,787	[2]
Date of Construction	2017	[2]
Date Acquired	Mar. 17, 2021	[2]
Hydraulic Rd, Charlottesville | Virginia
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,846,479	[2]
Initial Cost to Company, Buildings and Improvements	16,268,290	[2]
Initial Cost to Company, Total	18,114,769	[2]
Cost Capitalized Subsequent to Acquisition	186,725	[2]
Gross Carrying Amount, Land	1,846,479	[2]
Gross Carrying Amount, Buildings and Improvements	16,455,015	[2]
Gross Carrying Amount, Total	18,301,494	[1],[2]
Accumulated Depreciation	$ 1,350,824	[2]
Date of Construction	2017	[2]
Date Acquired	Mar. 17, 2021	[2]
Metcalf St, Escondido | California
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,018,965	[2]
Initial Cost to Company, Buildings and Improvements	18,019,171	[2]
Initial Cost to Company, Total	19,038,136	[2]
Cost Capitalized Subsequent to Acquisition	164,355	[2]
Gross Carrying Amount, Land	1,018,965	[2]
Gross Carrying Amount, Buildings and Improvements	18,183,526	[2]
Gross Carrying Amount, Total	19,202,491	[1],[2]
Accumulated Depreciation	$ 1,483,164	[2]
Date of Construction	2019	[2]
Date Acquired	Mar. 17, 2021	[2]
Tamiami Trail, Punta Gorda | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,034,608	[2]
Initial Cost to Company, Buildings and Improvements	15,764,762	[2]
Initial Cost to Company, Total	17,799,370	[2]
Cost Capitalized Subsequent to Acquisition	261,577	[2]
Gross Carrying Amount, Land	2,034,608	[2]
Gross Carrying Amount, Buildings and Improvements	16,026,339	[2]
Gross Carrying Amount, Total	18,060,947	[1],[2]
Accumulated Depreciation	$ 1,370,789	[2]
Date of Construction	1992	[2]
Date Acquired	Mar. 17, 2021	[2]
Iroquois Shore Rd, Oakville III | Ontario
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,423,150	[3]
Initial Cost to Company, Buildings and Improvements	18,637,895	[3]
Initial Cost to Company, Total	20,061,045	[3]
Cost Capitalized Subsequent to Acquisition	(1,029,215)	[3]
Gross Carrying Amount, Land	1,343,845	[3]
Gross Carrying Amount, Buildings and Improvements	17,687,985	[3]
Gross Carrying Amount, Total	19,031,830	[1],[3]
Accumulated Depreciation	$ 1,402,748	[3]
Date of Construction	2020	[3]
Date Acquired	Apr. 16, 2021	[3]
Van Buren Blvd, Riverside III | California
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 3,705,043	[2]
Initial Cost to Company, Buildings and Improvements	6,511,602	[2]
Initial Cost to Company, Total	10,216,645	[2]
Cost Capitalized Subsequent to Acquisition	262,920	[2]
Gross Carrying Amount, Land	3,705,043	[2]
Gross Carrying Amount, Buildings and Improvements	6,774,522	[2]
Gross Carrying Amount, Total	10,479,565	[1],[2]
Accumulated Depreciation	$ 685,523	[2]
Date of Construction	1996	[2]
Date Acquired	May 27, 2021	[2]
Alameda Pkwy, Lakewood | Colorado
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,134,320	[2]
Initial Cost to Company, Buildings and Improvements	14,750,963	[2]
Initial Cost to Company, Total	16,885,283	[2]
Cost Capitalized Subsequent to Acquisition	447,013	[2]
Gross Carrying Amount, Land	2,134,320	[2]
Gross Carrying Amount, Buildings and Improvements	15,197,976	[2]
Gross Carrying Amount, Total	17,332,296	[1],[2]
Accumulated Depreciation	$ 1,066,593	[2]
Date of Construction	1998	[2]
Date Acquired	Oct. 19, 2021	[2]
Algonquin Rd, Algonquin | Illinois
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 717,325	[2]
Initial Cost to Company, Buildings and Improvements	17,439,376	[2]
Initial Cost to Company, Total	18,156,701	[2]
Cost Capitalized Subsequent to Acquisition	307,339	[2]
Gross Carrying Amount, Land	717,325	[2]
Gross Carrying Amount, Buildings and Improvements	17,746,715	[2]
Gross Carrying Amount, Total	18,464,040	[1],[2]
Accumulated Depreciation	$ 1,112,447	[2]
Date of Construction	1987	[2]
Date Acquired	Feb. 08, 2022	[2]
Pell Cir, Sacramento | California
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,796,664	[2]
Initial Cost to Company, Buildings and Improvements	22,828,895	[2]
Initial Cost to Company, Total	24,625,559	[2]
Cost Capitalized Subsequent to Acquisition	286,190	[2]
Gross Carrying Amount, Land	1,796,664	[2]
Gross Carrying Amount, Buildings and Improvements	23,115,085	[2]
Gross Carrying Amount, Total	24,911,749	[1],[2]
Accumulated Depreciation	$ 1,260,702	[2]
Date of Construction	1981	[2]
Date Acquired	May 10, 2022	[2]
St. Johns Commons Rd, St. Johns | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,099,464	[2]
Initial Cost to Company, Buildings and Improvements	14,432,172	[2]
Initial Cost to Company, Total	15,531,636	[2]
Cost Capitalized Subsequent to Acquisition	178,448	[2]
Gross Carrying Amount, Land	1,099,464	[2]
Gross Carrying Amount, Buildings and Improvements	14,610,620	[2]
Gross Carrying Amount, Total	15,710,084	[1],[2]
Accumulated Depreciation	$ 714,199	[2]
Date of Construction	2017	[2]
Date Acquired	May 17, 2022	[2]
Mills Station Rd, Sacramento | California
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,685,588	[2]
Initial Cost to Company, Buildings and Improvements	13,075,090	[2]
Initial Cost to Company, Total	15,760,678	[2]
Cost Capitalized Subsequent to Acquisition	46,954	[2]
Gross Carrying Amount, Land	2,685,588	[2]
Gross Carrying Amount, Buildings and Improvements	13,122,044	[2]
Gross Carrying Amount, Total	15,807,632	[1],[2]
Accumulated Depreciation	$ 707,309	[2]
Date of Construction	1979	[2]
Date Acquired	Jun. 01, 2022	[2]
Happy Valley Rd, Phoenix | Arizona
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 542,935	[2]
Initial Cost to Company, Buildings and Improvements	9,132,940	[2]
Initial Cost to Company, Total	9,675,875	[2]
Cost Capitalized Subsequent to Acquisition	18,642	[2]
Gross Carrying Amount, Land	542,935	[2]
Gross Carrying Amount, Buildings and Improvements	9,151,582	[2]
Gross Carrying Amount, Total	9,694,517	[1],[2]
Accumulated Depreciation	$ 458,208	[2]
Date of Construction	1941	[2]
Date Acquired	Jun. 01, 2022	[2]
West Rd, Houston | Texas
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,310,537	[2]
Initial Cost to Company, Buildings and Improvements	16,908,880	[2]
Initial Cost to Company, Total	18,219,417	[2]
Cost Capitalized Subsequent to Acquisition	14,609	[2]
Gross Carrying Amount, Land	1,310,537	[2]
Gross Carrying Amount, Buildings and Improvements	16,923,489	[2]
Gross Carrying Amount, Total	18,234,026	[1],[2]
Accumulated Depreciation	$ 821,762	[2]
Date of Construction	2018	[2]
Date Acquired	Jun. 01, 2022	[2]
Capitol Dr, Milwaukee | Wisconsin
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,065,590	[2]
Initial Cost to Company, Buildings and Improvements	11,782,373	[2]
Initial Cost to Company, Total	12,847,963	[2]
Cost Capitalized Subsequent to Acquisition	233,977	[2]
Gross Carrying Amount, Land	1,065,590	[2]
Gross Carrying Amount, Buildings and Improvements	12,016,350	[2]
Gross Carrying Amount, Total	13,081,940	[1],[2]
Accumulated Depreciation	$ 600,527	[2]
Date of Construction	1996	[2]
Date Acquired	Jun. 01, 2022	[2]
Bothell Everett, Mill Creek | Washington
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 4,814,088	[2]
Initial Cost to Company, Buildings and Improvements	28,674,527	[2]
Initial Cost to Company, Total	33,488,615	[2]
Cost Capitalized Subsequent to Acquisition	369,519	[2]
Gross Carrying Amount, Land	4,814,088	[2]
Gross Carrying Amount, Buildings and Improvements	29,044,046	[2]
Gross Carrying Amount, Total	33,858,134	[1],[2]
Accumulated Depreciation	$ 1,620,485	[2]
Date of Construction	2003	[2]
Date Acquired	Jun. 01, 2022	[2]
12th Ave, Homestead | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,607,054	[2]
Initial Cost to Company, Buildings and Improvements	32,909,667	[2]
Initial Cost to Company, Total	34,516,721	[2]
Cost Capitalized Subsequent to Acquisition	56,070	[2]
Gross Carrying Amount, Land	1,607,054	[2]
Gross Carrying Amount, Buildings and Improvements	32,965,737	[2]
Gross Carrying Amount, Total	34,572,791	[1],[2]
Accumulated Depreciation	$ 1,545,445	[2]
Date of Construction	2019	[2]
Date Acquired	Jun. 01, 2022	[2]
16900 State Rd, Lutz | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,674,729	[2]
Initial Cost to Company, Buildings and Improvements	26,985,047	[2]
Initial Cost to Company, Total	29,659,776	[2]
Cost Capitalized Subsequent to Acquisition	10,061	[2]
Gross Carrying Amount, Land	2,674,729	[2]
Gross Carrying Amount, Buildings and Improvements	26,995,108	[2]
Gross Carrying Amount, Total	29,669,837	[1],[2]
Accumulated Depreciation	$ 1,281,524	[2]
Date of Construction	2019	[2]
Date Acquired	Jun. 01, 2022	[2]
34th St St. Petersburg | Florida
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,896,569	[2]
Initial Cost to Company, Buildings and Improvements	23,290,141	[2]
Initial Cost to Company, Total	25,186,710	[2]
Cost Capitalized Subsequent to Acquisition	5,409	[2]
Gross Carrying Amount, Land	1,896,569	[2]
Gross Carrying Amount, Buildings and Improvements	23,295,550	[2]
Gross Carrying Amount, Total	25,192,119	[1],[2]
Accumulated Depreciation	$ 1,150,559	[2]
Date of Construction	2020	[2]
Date Acquired	Jun. 01, 2022	[2]
Durango, Las Vegas | Nevada
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,355,229	[2]
Initial Cost to Company, Buildings and Improvements	26,030,925	[2]
Initial Cost to Company, Total	28,386,154	[2]
Cost Capitalized Subsequent to Acquisition	168,696	[2]
Gross Carrying Amount, Land	2,355,229	[2]
Gross Carrying Amount, Buildings and Improvements	26,199,621	[2]
Gross Carrying Amount, Total	28,554,850	[1],[2]
Accumulated Depreciation	$ 1,214,472	[2]
Date of Construction	2019	[2]
Date Acquired	Jun. 01, 2022	[2]
93rd Ave SW, Olympia | Washington
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 2,159,298	[2]
Initial Cost to Company, Buildings and Improvements	18,458,512	[2]
Initial Cost to Company, Total	20,617,810	[2]
Cost Capitalized Subsequent to Acquisition	94,654	[2]
Gross Carrying Amount, Land	2,159,298	[2]
Gross Carrying Amount, Buildings and Improvements	18,553,166	[2]
Gross Carrying Amount, Total	20,712,464	[1],[2]
Accumulated Depreciation	$ 966,484	[2]
Date of Construction	2006	[2]
Date Acquired	Jun. 01, 2022	[2]
Aurora IV | Colorado
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	$ 1,222,564	[2]
Initial Cost to Company, Buildings and Improvements	10,445,390	[2]
Initial Cost to Company, Total	11,667,954	[2]
Cost Capitalized Subsequent to Acquisition	180,285	[2]
Gross Carrying Amount, Land	1,222,564	[2]
Gross Carrying Amount, Buildings and Improvements	10,625,675	[2]
Gross Carrying Amount, Total	11,848,239	[1],[2]
Accumulated Depreciation	$ 518,609	[2]
Date of Construction	2018	[2]
Date Acquired	Jun. 28, 2022	[2]
San Gabriel
Real Estate And Accumulated Depreciation [Line Items]
Gross Carrying Amount, Total	$ 23,801,746	[1]
San Gabriel | California
Real Estate And Accumulated Depreciation [Line Items]
Initial Cost to Company, Land	9,448,745
Initial Cost to Company, Buildings and Improvements	14,265,295
Initial Cost to Company, Total	23,714,040
Cost Capitalized Subsequent to Acquisition	87,706
Gross Carrying Amount, Land	9,448,745
Gross Carrying Amount, Buildings and Improvements	14,353,001
Accumulated Depreciation	$ 93,026
Date of Construction	2023
Date Acquired	Jul. 13, 2023
Corporate Office
Real Estate And Accumulated Depreciation [Line Items]
Gross Carrying Amount, Total	$ 7,290,771	[1]
Corporate Office | California
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	3,832,774
Initial Cost to Company, Land	975,000
Initial Cost to Company, Buildings and Improvements	5,525,000
Initial Cost to Company, Total	6,500,000
Cost Capitalized Subsequent to Acquisition	790,771
Gross Carrying Amount, Land	975,000
Gross Carrying Amount, Buildings and Improvements	6,315,771
Accumulated Depreciation	$ 789,282
Date of Construction	2018
Date Acquired	Jan. 24, 2019

[1]	The aggregate cost of real estate for United States federal income tax purposes is approximately $1,921,347,528
[2]	The equity interest in these wholly-owned subsidiaries that directly own these unencumbered real estate assets comprise the borrowing base of the Credit Facility and the 2032 Private Placement Notes, and such equity interests were pledged as of December 31, 2023 for the benefit of the lenders thereunder.
[3]	This property is located in Ontario, Canada.
[4]	The change in cost at these self storage facilities are the net of the impact of foreign exchange rate changes and any actual additions.